Detail of Certain Balance Sheet Accounts - Intangible Assets (Detail) - USD ($) $ in Millions	Oct. 03, 2020	Sep. 28, 2019
Intangible assets
Character/Franchise intangibles, Copyrights and Trademarks	$ 10,572	$ 10,577
Distribution Agreements	8,098	9,900
Other amortizable intangible assets	4,309	4,291
Accumulated amortization	(5,598)	(3,393)
Net amortizable intangible assets	17,381	21,375
Other indefinite lived intangible assets	1,792	1,840
Intangible assets	$ 19,173	$ 23,215